Financial instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments
Note 29. Financial instruments
29.1 Accounting classification and fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring fair value, the Group uses observable market data whenever possible. Fair values are categorized into different levels in a hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2: inputs are observable either directly (e.g. as prices) or indirectly (e.g. derived from prices).
•Level 3: fair value measurements incorporate significant inputs that are based on unobservable market data.
The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.

	As of December 31, 2023			As of December 31, 2022
	FVTPL[1]	FVOCI[2]	Amortized cost[3]	FVTPL[1]	Amortized cost[3]
Financial assets not measured at fair value
Trade and other receivables, net	$—	$—	$124,854	$—	$106,416
Amounts owed by related parties, net	—	—	3,908	—	4,587
Cash and cash equivalents	—	—	17,514	—	43,003
Other financial assets	—	—	8,496	—	210
Total financial assets not measured at fair value	$—	$—	$154,772	$—	$154,216

Financial liabilities measured at fair value
Warrant liabilities	$3,039	$—	$—	$10,916	$—
Shares held in escrow	28,877	—	—	40,064	—
Derivative financial liabilities	$—	$1,792	$—	$—	$—
Total financial liabilities measured at fair value	$31,916	$1,792	$—	$50,980	$—
Financial liabilities not measured at fair value
Borrowings	$—		$299,503	$—	$287,066
Trade and other payables	—		93,063	—	90,560
Amounts owed to related parties	—		21,233	—	19,286
Total financial liabilities not measured at fair value	$—	$—	$413,799	$—	$396,912
[1]The fair value is comprised of $2,600 level 1 and $29,316 level 3 as of December 31, 2023 (2022: $10,916 and $40,064, respectively).
[2]The fair value of the exhibited figures as of December 31, 2023 are Level 2.
[3]The amortized cost approximates fair value as of December 31, 2023 and 2022, respectively.
29.2 Measurement of fair values
The following table shows the valuation techniques used in measuring Level 3 fair values for financial instruments in the Consolidated Statement of Financial Position, as well as the significant unobservable inputs used.

Type	Fair value	Valuation Technique	Significant unobservable input	Relationship between significant unobservable input to fair value	Sensitivity of significant unobservable input to fair value
					+5%	-5%
Private warrants	$2,600	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 38.8% (2022: 36.6%)	The higher (lower) the volatility, the higher (lower) the fair value.	$604	$201
Private warrants in escrow	439	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 38.8% (2022: 37.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	105	35
Shares held in escrow	28,877	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 44.0% (2022: 36.5%)	The higher (lower) the volatility, the higher (lower) the fair value.	31,922	25,245
29.3 Financial risk management
The Group has exposure to the following risks arising from financial instruments:
•Credit risk
•Liquidity risk
•Market risk, including: currency and interest rate risk
29.3.1. Risk management framework
The Group analyzes each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the Group’s performance in line with its financial risk management policy. The Group does not subscribe or negotiate hedging instruments.
The Group’s Financial Administrative Unit (“UAC”, for its Spanish initials) supports, monitors and manages financial risks through internal reports, which are analyzed individually in each country depending on the degree and magnitude of the risks thereof. The financial UAC periodically reports to the shareholders the conclusions of such risk monitoring and proposes the plans and policies necessary to mitigate exposures.
29.3.2. Credit risk
Credit risk refers to the risk that one of the parties fails to comply with its contractual obligations, resulting in a financial loss for the Group. As a corporate policy, the Group conducts business only with strong financial institutions and credit institutions with renowned national and international prestige. For banks, only independently rated parties with a minimum rating of ‘A’ are accepted.
The Group only makes transactions with financial entities that have risk certifications and/or that are monitored by the relevant authorities in each country. The information provided by rating agencies is consistently monitored and, if not available, the Group uses other available financial information and its own business records to qualify its main customers and finance providers. Before accepting any new customer, the Group uses a rating system to assess the credit quality of the potential customer and defines the credit limits for each customer. Limits and ratings attributed to customers are reviewed twice a year. Trade accounts receivable that are not past due or impaired have the best credit rating according to the credit rating system used by the Group.
Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the Group. The carrying amount is presented net of impairment losses. None of the receivable balances as of December 31, 2023 or 2022 constitutes a significant concentration of credit risk. There are no other single customers representing more than 10% of total gross trade receivables for the years ended December 31, 2023 and 2022.
Expected credit losses
The average credit period on the sale of medicines is 60 to 120 days. In some cases, depending on market conditions and strategy, longer payment periods are granted. No interest surcharge is made on commercial accounts receivable. Refer to Note 3.4. Financial Instruments for further information on financial instruments significant accounting policies.
The Group has recognized a provision for doubtful accounts. The Group evaluates the impairment of its accounts receivable for the expected credit loss model, where it determines its value based on the probability of default, the loss due to default (i.e., the extent of the loss in case of default) and the exposure, by the application of the ‘simplified method’ for trade receivables without a significant financing component. The assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates to reflect information about current conditions and reasonable and supportable forecasts of future economic conditions.
The following table provides information about the exposure to credit risk and expected credit losses for Trade and other receivables and Amounts owed by related parties as of December 31, 2023 and 2022:

December 31, 2023	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.24%	3.33%	3.53%	4.64%	8.44%	83.33%	14.21%
Gross carrying amount	142,127	9,669	7,257	5,972	4,691	32,590	202,306
Impairment loss allowance	(340)	(322)	(256)	(277)	(396)	(27,156)	(28,747)
	141,787	9,347	7,001	5,695	4,295	5,434	173,559

December 31, 2022 (as restated)	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.39%	3.42%	4.50%	14.25%	19.89%	83.88%	14.07%
Gross carrying amount	124,219	11,816	3,864	1,958	890	26,605	169,352
Impairment loss allowance	(483)	(404)	(174)	(279)	(177)	(22,317)	(23,834)
	123,736	11,412	3,690	1,679	713	4,288	145,518

For the year ended December 31, 2023, additions of $3,840 (2022: $2,477) to the impairment loss allowance were recognized within Sales and marketing expenses and these amounts includes reversal of $909 (additions 2022: $195) of impairment losses recognized for balances in connection with related parties and others, net $1,982 (2022: $(491)).
29.3.3. Market risk

Net Investment Hedges
A foreign currency exposure arises from the Group's net investment in its subsidiary Procaps, S.A., that is a Colombian Peso functional currency entity. The risk arises from the fluctuation in spot exchange rates between the Colombian Peso and the USD, which causes the amount of that net investment to vary.
Part of the Group's net investment in Procaps, S.A. is hedged by average rate forward contracts (pay Colombian Peso and receive USD), which mitigates the foreign currency risk arising from the subsidiary's net assets. The forward contracts are designated as hedging instruments for the changes in the value of the net investment that are attributable to changes in the Colombian Peso/USD spot rate. The counterparty is a top-tier financial institution with low credit risk.
The hedged risk in the net investment hedge is the risk of a weakening Colombian Peso against the USD that will result in a reduction in the carrying amount of the Group's net investment in Procaps, S.A. The Group has established a hedge ratio of 1:1 where the notional amounts of the hedging instruments match the carrying amount of the hedged net investment.
The Group assesses hedge effectiveness qualitatively, as the critical terms (i.e., the notional amount and underlying exchange rate) of the hedging instruments are closely aligned with those of the hedged net investment in Procaps, S.A. It is expected that the value of the hedging instruments and the value of the hedged net investment will systematically change in opposite directions in response to movements in the Columbian Peso/USD exchange rate.
The main potential sources of ineffectiveness identified by the Group in these hedging relationships are timing mismatches, forward points used to calculate the settlement amount of the hedging instruments which are not reflected in the value changes of the hedged net investment, and changes in the Group’s and/or derivative counterparty’s credit that would result in movements in fair value of the hedging instruments that would not be reflected in the movements in the value of the hedged net investment.
The amounts related to items designated as hedging instruments were as follows:

Average Currency Forward Contracts (Sell COP)	Settlement Date	Forward Exchange rate	Notional amount (COP)	Notional amount (thousands of USD)
Less than 3 months	1/3/2024	4,791	48,837,000,000	12,654

As of December 31, 2023
Average Currency Forward Contracts (Sell COP)	Carrying amount		Line item in the statement of financial position where the hedging instrument is included	Change in value used for calculating hedge ineffectiveness
	Assets	Liabilities
Less than 3 months	—	1,792	Hedging derivative financial instruments	1,792

As of December 31, 2023
Average Currency Forward Contracts (Sell COP)	Change in value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in PL	Line item in profit or loss that includes hedge ineffectiveness
Less than 3 months	1,792	—	N/A
The amounts related to items designated as hedged items were as follow:

As of December 31, 2023
	Change in value used for calculating hedge ineffectiveness	Foreign currency translation reserve for continued hedges	Balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied
Net investment in Procaps S.A.	1,792	1,792	1,878

Foreign currency risk
The Group carries out transactions denominated in foreign currency, mainly imports, exports and indebtedness; thereby generating exposures to exchange rate fluctuations. The Group does not usually cover exposures to the exchange rate, but rather monitors frequently the foreign exchange market as a strategy to prevent significant loss in the short- and medium-term.
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
COP	133,255	98,166	(111,164)	(72,006)
Reales	7,462	25,479	(1,178)	(9,962)
Cordoba	3,154	—	—	—
Quetzales	2,440	—	(107)	—
Soles	3,687	14,666	(254)	(8,905)
Dominican Peso	3,673	1,064	(133)	(3,563)
Colones	2,300	1,346	(9)	(2,814)
The following table details sensitivity per company to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies. The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.

	+10% Impact to profit or loss before tax		-10% Impact to profit or loss before tax
	2023	2022	2023	2022
COP	(1,381)	(494)	1,688	604
Reales	(566)	(270)	698	330
Cordoba	(287)	—	350	—
Quetzales	(212)	—	259	—
Soles	(313)	(137)	381	168
Dominican Peso	12	4	(14)	(5)
Colones	628	133	(728)	(163)
Interest rate risk
The Group is exposed to interest rate risks because it borrows money at both fixed and variable interest rates connected with Secured Overnight Financing Rate (“SOFR”) and IBR/DTF (according to its Spanish acronym of “Indicador bancario de referencia” which is the benchmark banking indicator, in Colombia). The risk is managed by the Group, by monitoring the macroeconomic variables that determine the variation of the interest rates and generating an appropriate mix between fixed rate and variable rate loans.
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates. In 2023, the Group undertook amendments to its financial obligations with contractual terms indexed to IBORs such that they incorporate new benchmark rates. As of December 31, 2023, the Group modified all of its variable rate liabilities indexed to LIBOR to reference SOFR.
The following sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates:

	2023			2022
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	97,532	98,507	96,557	79,345	80,138	78,552
SOFR	23,638	23,875	23,401	23,454	23,689	23,219
Total	121,170	122,382	119,958	102,799	103,827	101,771
$121,170 or 40.46% as of December 31, 2023 and 102,799 or 35.81% as of December 31, 2022, of the Group’s interest-bearing financial liabilities bears interest at a variable rate. An increase of 1% in interest rates for the year ended December 31, 2023 would have decreased profit before tax by $1,212 in 2023 and decreased profit before tax by $1,028 in 2022. A decrease of 1% will have an equal and opposite effect on profit before tax. This sensitivity does not include the balances of financial obligations with a fixed rate.
29.3.4. Liquidity risk
The Group’s Financial UAC has ultimate responsibility for the liquidity management of each of the companies and has established an appropriate framework so that Management can make decisions on short-, medium- and long-term financing, as well as liquidity management. The Group manages liquidity risk by maintaining reserves, adequate financial and loan facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities. In the same sense, financial assets to afford obligations represent cash and trade receivables intended to be collected in short term, net of the expectations of recoverability.
As part of other liabilities within borrowings, the Group includes obligations to factors associated with factoring and reverse factoring arrangements. Ordinary payment terms with suppliers range between 60 and 90 days but may be extended through reverse factoring arrangements up to 180 days in aggregate.
The Group’s obligations to individual factors typically is less than 5% of the Group’s total indebtedness. The majority of the Group’s factoring obligations are concentrated with Banco Serfinanza S.A. and Nefincol S.A.S., while the main reverse factoring obligations are concentrated with Sufactura S.A., Bancolombia S.A. and Finamco S.A.S..
The following table details the most representative remaining contractual maturity and repayment periods of the Group’s financial liabilities. This reflects the undiscounted cash flows of financial liabilities, considering the date on which the Group must make the final payments.

	As of December 31, 2023
	Carrying amount	Contractual cash flows	Less than 1 year [1]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$264,256	$301,502	$299,966	$1,269	$267	$—	$—
Trade and other payables	93,063	93,063	93,063	—	—	—	—
Lease liabilities	35,247	54,285	9,038	8,956	6,901	15,397	13,993
Amounts owed to related parties	21,233	21,233	21,233	—	—	—	—
	$413,799	$470,083	$423,300	$10,225	$7,168	$15,397	$13,993
1.As mentioned in Note 21. Borrowings, as of December 31, 2023, $190,137 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, BTG and the New Banco Credit Agreement.

	As of December 31, 2022 ( as restated)
	Carrying amount	Contractual cash flows	Less than 1 year [1]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$252,875	$279,625	$275,577	$3,518	$530	$—	$—
Trade and other payables	90,560	90,560	90,560	—	—	—	—
Lease liabilities	34,192	46,001	11,174	6,629	5,962	7,962	14,274
Amounts owed to related parties	19,286	19,286	19,286	—	—	—	—
	$396,913	$435,472	$396,597	$10,147	$6,492	$7,962	$14,274
1.As mentioned in Note 21. Borrowings, as of December 31, 2022, $139,155 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, the Syndicated Loan Agreement, and BTG Credit Agreement for which the Group afterwards executed waivers with the lenders mentioned above.

Capital risk management
The Group manages its capital to ensure that it will be able to continue as a going concern, while maximizing returns to its shareholders through the optimization of debt and asset balances. The Group’s capital structure consists of net debt (loans offset by cash and bank balances) and Group assets (comprised of issued and paid-in capital, reserves, retained earnings and non-controlling interests).
The Group is not subject to any externally imposed capital requirement. The main indebtedness of the Group is associated with the balances of a Syndicated Loan and the Senior Notes, and are subject to covenants that obligate it to comply with a series of financial indicators, primarily financial leverage (Debt/EBITDA), short-term leverage ratio and EBITDA on interest expense. These financial indicators serve as local management parameters.
The executive members of the UAC of the Group, who provide support for the analysis and management of capital risk to the Group, review their capital structure on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. The Group is reviewed in an internal administrative manner, with the same covenants that apply to the Syndicated Procaps S.A. The main financial covenant is determined as the ratio of the debt to the EBITDA generated by the Group.
Indebtedness Index
The indebtedness index for the reporting period is the following:

	2023	2022
Total assets [1]	472,499	442,526
Total liabilities [2]	473,235	479,660
Liabilities to assets ratio	1.00	1.08
[1]Defined as short-term assets plus long-term assets
[2]Defined as short-term liabilities plus long-term liabilities